Reconciliation of Significant Asset Balances	12 Months Ended
Dec. 31, 2011
Reconciliation of Significant Asset Balances [Abstract]
Reconciliation of Significant Asset Balances
19.  Reconciliation of Significant Asset Balances

The following is a reconciliation between KMP’s significant asset balances as reported in KMP’s Annual Report on Form 10-K as of December 31, 2011 and 2010 and our consolidated asset balances as shown on our accompanying consolidated balance sheets (in millions):

	December 31,
	2011	2010
Property, plant and equipment, net–KMP	$15,595.8	$14,603.9
Purchase accounting adjustments associated with our investment in KMP	2,310.6	2,445.2
Property, plant and equipment, net–KMI	19.6	21.6
Property, plant and equipment, net	$17,926.0	$17,070.7

Investments–KMP	$3,346.2	$3,886.0
Purchase accounting adjustments associated with our investment in KMP	135.5	139.3
Investments–KMI	262.7	265.8
Investments	$3,744.4	$4,291.1

Goodwill–KMP	$1,436.2	$1,233.6
Purchase accounting adjustments associated with our investment in KMP	3,637.3	3,597.3
Goodwill	$5,073.5	$4,830.9